Transactions and Balances with Related Parties - Schedule of Current Liabilities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Compensation to Key Management Personnel Member]
Schedule of Current Liabilities [Line Items]
Compensation to key management personnel	[1]	$ 902	$ 681
Other Accrued Expenses to Related Parties of Jeffs’ Brands [Member]
Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties			216
Other Accrued Expenses to Related Parties of Gix Internet [Member]
Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties		5	6
Current liabilities, total	[2]	16,798	23,555
Other Accrued Expenses to Related Parties of Eventer [Member]
Schedule of Current Liabilities [Line Items]
Other accrued expenses to related parties			6
Related Parties [Member]
Schedule of Current Liabilities [Line Items]
Current liabilities, total		$ 907	$ 909

[1]	Compensation to key management:
[2]	Translated according to the exchange rates at the date of each statement of financial position.